Schedule of Investments (unaudited)	iShares® Environmental Infrastructure and Industrials ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 7.2%
Advanced Drainage Systems Inc.	1,403	$197,318
China Lesso Group Holdings Ltd.	20,000	10,463
Reliance Worldwide Corp. Ltd.	16,120	48,698
TOTO Ltd.	3,000	78,809
		335,288
Chemicals — 2.5%
Umicore SA	4,212	115,859

Commercial Services & Supplies — 10.6%
Befesa SA(a)	818	31,719
Beijing GeoEnviron Engineering & Technology Inc.	2,400	2,203
Clean Harbors Inc.(b)	1,041	181,665
Stericycle Inc.(b)	1,911	94,709
Sunny Friend Environmental Technology Co. Ltd.	1,124	4,209
Tetra Tech Inc.	1,090	181,954
		496,459
Construction & Engineering — 5.1%
Stantec Inc.	2,292	184,010
Sweco AB, Class B	4,164	55,885
		239,895
Containers & Packaging — 2.2%
DS Smith PLC	26,373	103,200

Electronic Equipment, Instruments & Components — 6.5%
Badger Meter Inc.	599	92,468
Landis+Gyr Group AG	440	39,780
Riken Keiki Co. Ltd.	400	19,479
Shimadzu Corp.	5,500	153,357
		305,084
Machinery — 27.5%
Construcciones y Auxiliar de Ferrocarriles SA	535	19,274
Dawonsys Co. Ltd.(b)	576	6,209
Franklin Electric Co. Inc.	947	91,528
Lindsay Corp.	224	28,932
METAWATER Co. Ltd.	400	6,193
Mueller Water Products Inc., Class A	3,144	45,274
NGK Insulators Ltd.	5,200	62,014
Organo Corp.	500	20,630
Pentair PLC	3,376	245,469
TOMRA Systems ASA	4,882	59,190
Torishima Pump Manufacturing Co. Ltd.	400	6,383
Watts Water Technologies Inc., Class A	560	116,670
Westinghouse Air Brake Technologies Corp.	2,244	284,764
Xylem Inc./NY	2,516	287,730
		1,280,260
Security	Shares	Value

Metals & Mining — 3.6%
Asahi Holdings Inc.	1,500	$20,734
Dowa Holdings Co. Ltd.	900	32,804
Sibanye Stillwater Ltd.	57,820	77,521
Sims Ltd.	3,244	34,422
		165,481
Multi-Utilities — 6.7%
Qatar Electricity & Water Co. QSC	9,312	46,218
Veolia Environnement SA	8,468	267,645
		313,863
Professional Services — 5.6%
Arcadis NV	1,480	79,952
Intertek Group PLC	3,327	180,112
		260,064
Water Utilities — 21.8%
Aguas Andinas SA, Class A	56,191	18,152
American States Water Co.	760	61,119
American Water Works Co. Inc.	2,013	265,696
Beijing Enterprises Water Group Ltd.	82,000	18,277
California Water Service Group	1,178	61,103
Cia de Saneamento de Minas Gerais Copasa MG	3,856	16,275
Cia. de Saneamento Basico do Estado de Sao Paulo	6,972	107,158
Essential Utilities Inc.	4,996	186,600
Penno Group PLC	5,376	51,554
SJW Group	650	42,477
United Utilities Group PLC	14,059	189,913
		1,018,324
Total Common Stocks — 99.3%
(Cost: $3,973,108)		4,633,777

Preferred Stocks

Machinery — 0.4%
Marcopolo SA, Preference Shares, NVS	11,986	17,425

Total Preferred Stocks — 0.4%
(Cost: $15,443)		17,425

Total Investments — 99.7%
(Cost: $3,988,551)		4,651,202
Other Assets Less Liabilities — 0.3%		12,610
Net Assets — 100.0%		$4,663,812

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® Environmental Infrastructure and Industrials ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(16	)(b)	$16	$—	$—	—	$68	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	—	0	(b)	—	—	—	—	49		—
					$16	$—	$—		$117		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/15/24	$10	$41

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,667,638	$1,966,139	$—	$4,633,777
Preferred Stocks	—	17,425	—	17,425
	$2,667,638	$1,983,564	$—	$4,651,202

Schedule of Investments (unaudited) (continued)	iShares® Environmental Infrastructure and Industrials ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$41	$—	$—	$41

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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